Note Employee benefits (Components of net periodic pension cost) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Recognized net actuarial loss	$ (22,428)	$ (21,948)	$ (20,100)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost	24,479	25,166	29,613
Expected return on plan assets	(40,742)	(38,493)	(44,225)
Recognized net actuarial loss	20,215	19,521	17,860
Net periodic benefit (credit) cost	3,952	6,193	3,248
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	1,410	1,392	1,630
Expected return on plan assets	(2,010)	(2,153)	(2,359)
Recognized net actuarial loss	1,644	1,328	1,244
Net periodic benefit (credit) cost	$ 1,044	$ 567	$ 515